Related-party Transactions - Schedule of Rental Income (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Rental income from related parties		$ 166,425	$ 152,877	$ 137,261
Associates [member]
Disclosure of transactions between related parties [line items]
Rental income from related parties		52,227	55,044	48,223
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Rental income from related parties		6,611	6,611	6,611
Others [member]
Disclosure of transactions between related parties [line items]
Rental income from related parties	[1]	$ 107,587	$ 91,222	$ 82,427

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.